ISSUANCE OF SENIOR NOTES (Details 1) (USD $) In Millions, unless otherwise specified	6 Months Ended	3 Months Ended
	Jun. 30, 2011	Mar. 31, 2011 Subsidiary Senior Notes Due 2014 Rate One [Member]	Mar. 31, 2011 Subsidiary Senior Notes Due 2014 Rate Two [Member]	Mar. 31, 2010 Subsidiary Senior Notes Due 2014 Rate Two [Member]
Debt Instrument [Line Items]
Debt instrument issuer		Teva Pharmaceutical Finance III, B.V.		Teva Pharmaceutical Finance III, B.V. *
Debt instrument stated interest rate percentage			1.70%
Debt Instrument Description Of Variable Rate Basis		LIBOR
Debt Instrument Basis Spread On Variable Rate		0.50%
Debt instrument maturity year		Mar. 01, 2014	Mar. 01, 2014
Description of the interest rate terms of the swap agreement	see note 11
Original principal amount of debt instrument		$ 500	$ 250